Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Deferred tax assets:
Accrued compensation	$ 2,594	$ 2,765
Inventory	3,553	3,110
Transaction costs	1,520	1,704
Deferred rent	12,530	7,290
Net operating loss and other carryforwards	25,781	33,263
Reserves and allowances	4,056	3,699
Other	1,181	953
Interest expense carryforward	3,862
Total deferred tax assets	55,077	52,784
Deferred tax liabilities:
Prepaid expenses	(733)	(701)
Depreciation and amortization	(36,271)	(33,341)
Intangible assets	(9,073)	(9,717)
Goodwill	(21,897)	(16,534)
Debt transaction costs	(2,238)	(1,795)
Total deferred tax liabilities	(70,212)	(62,088)
Net deferred tax liabilities	$ (15,135)	$ (9,304)